Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 25, 2022
Entertainment One Film And Television Business [Member]
Description of Business and Basis of Presentation
(1)
Description of Business and Basis of Presentation
Description of Business
The accompanying Condensed Combined Financial Statements include the accounts of operations
that comprise the Entertainment One (“eOne”) Film and Television operations of Hasbro, Inc. (“Hasbro” or the “Parent”) (the “Company”). The eOne Film and Television business produces scripted and unscripted television and motion pictures with global distribution and an extensive film and television library. To the extent that an asset, liability, revenue, or expense is directly associated with the Company, it is reflected in the accompanying Condensed Combined Financial Statements.
On August 3, 2023, Hasbro and certain of its wholly and majority owned subsidiaries entered into a definitive agreement (the “Purchase Agreement”) to sell the Company’s film and television business to Lionsgate (the “Purchaser” or “Lionsgate”) for approximately $500,000 thousand (the “Transaction”). Upon consummation of the Transaction, the historical operations of the Company will be transferred to the Purchaser, and Hasbro and the Purchaser will enter into various commercial agreements designed to continue to serve their respective customers. The sale will include employees, a content library of nearly 6,500 titles, active productions for non-Hasbro
owned IP and the eOne unscripted business, which will include rights for certain Hasbro-based shows.
The business does not include Hasbro’s Allspark operations, nor any active productions for Hasbro-owned IP such as Dungeons & Dragons. Consequently, these assets are not included in the accompanying Condensed Combined Financial Statements of the Company.
The accompanying Condensed Combined Financial Statements reflect the pushdown of acquisition accounting for the assets and liabilities which were directly attributable to the Company, and which existed as of the Lionsgate acquisition.
Basis Of Presentation
The Condensed Combined Financial Statements represent the operations of the Company and have been prepared on a
“carve-out”
basis. The Condensed Combined Financial Statements have been derived from Hasbro’s Consolidated Financial Statements and accounting records, and reflect the Condensed Combined Statements of Operations, Statements of Comprehensive Earnings, Balance Sheets, Cash Flows and Equity in accordance with accounting principles generally accepted in the United States (“GAAP”).
Hasbro provides certain corporate functions to the Company and costs associated with these provided services have been allocated to the Company. These allocations include treasury functions, tax services and employment legal functions. The costs of such services have been allocated to the Company based on an allocation metric which best represents the Company’s portion of corporate expenses incurred, primarily using the relative percentage of operating income. Management believes such allocations to be reasonable; however, they may not be indicative of the actual expenses that would have been incurred had the Company been operating as an independent company for the period presented. The cost allocations for these items are included in in “General and administration” in the Condensed Combined Statement of Operations. The total amounts of these cost allocations were approximately $299 thousand and $100 thousand for the nine months ended October 1, 2023 and September 25, 2022, respectively. See note 15.
Hasbro maintains a number of share-based compensation programs at a corporate level. The Company’s employees participate in those programs, and as such, the Company was charged a portion of the expenses associated with these programs. The Company was directly attributed share-based compensation expenses of $8,223 thousand and $3,019 thousand for the nine months ended October 1, 2023 and September 25, 2022, respectively. The charges are included in “General and administration” in the Condensed Combined Statements of Operations.
Substantially all employees attributable to the Company are covered by defined contribution plans held by the Company, rather than Hasbro. These related expenses are all directly attributable to the Company and resulting liabilities are in Accrued liabilities in the Condensed Combined Balance Sheet.
“Net Parent Investment” represents Hasbro’s interest in the net assets of the Company. The net parent investment balance represents the cumulative net investment by Hasbro in the Company through the periods presented, including any prior net earnings (loss) or comprehensive earnings (loss) attributed to the Company. Certain transactions between the Company, including allocated expenses, are also included in and reflected as a change in the Company’s net parent investment in the Condensed Combined Balance Sheets.
The Company frequently engages in various activities with Hasbro, resulting in accounts receivable and accounts payable positions. These balances do not settle in cash and have been eliminated through Net Parent Investment for the periods presented. Additionally, intercompany transactions within the Film and Television business have been eliminated for the periods presented.
The Condensed Combined Financial Statements may not be indicative of future performance and do not necessarily reflect the Condensed Combined Statements of Operations, Balance Sheets, and Statement of Cash Flows had the Company operated as an independent business from Hasbro during the periods presented.
Preparation of Condensed Combined Financial Statements
The preparation of the Condensed Combined Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the Condensed Combined Financial Statements and notes thereto. Actual results could differ from those estimates.
The nine-month periods ended October 1, 2023 and September 25, 2022 were
40-week
and
39-week
periods, respectively. The results of operations for the nine months ended October 1, 2023 are not necessarily indicative of results to be expected for the full year 2023, nor were those of the comparable 2022 period representative of those actually experienced for the full year 2022.
The Condensed Combined Financial Statements may not be indicative of future performance and do not necessarily reflect the Condensed Combined Statement of Operations, Balance Sheet, and Statement of Cash Flows would have been had the Company operated as an independent business from Hasbro during the periods presented. To the extent that an asset, liability, revenue, or expense is directly associated with the Company, it is reflected in the accompanying Condensed Combined Financial Statements.
Impairment of Reporting Unit
During the second quarter of 2023, the Company determined that a triggering event occurred following a downward revision of the Company’s financial forecast, driven by challenging industry conditions that included the strike by the Writers Guild of America. As a result, the Company performed a quantitative impairment test and determined that the Company’s reporting unit was impaired. During the second quarter of 2023, the Company recorded pre-tax
non-cash
impairment charges of $296,167 thousand as the carrying value of the reporting unit exceeded its expected fair value, as determined using a discounted cash flow model which is primarily based on management’s future revenue and cost estimates. These impairment charges consisted of a $231,000 thousand goodwill impairment charge associated with goodwill and a $65,167 thousand intangible asset impairment charge related to the Company’s definite-lived intangible eOne Trade Name, recorded in Impairment of goodwill and trade name, within the Consolidated Statements of Operations for the nine months ended October 1, 2023.
(1)
Description of Business and Basis of Presentation
Description of Business
The accompanying Combined Financial Statements include the accounts of operations that comprise the Entertainment One (“eOne”) Film and Television operations (the “Company”) of Hasbro, Inc.’s (“Hasbro” or the “Parent”). The eOne Film and Television business produces scripted and unscripted television and motion pictures with global distribution and an extensive film and television library. To the extent that an asset, liability, revenue, or expense is directly associated with the Company, it is reflected in the accompanying Combined Financial Statements.
On August 3, 2023, Hasbro and certain of its wholly and majority owned subsidiaries entered into a definitive agreement (the “Purchase Agreement”) to sell the Company’s film and television business to Lionsgate (the “Purchaser” or “Lionsgate”). The deal closed on December 27, 2023 for approximately $375 million in cash, subject to certain purchase price adjustments, plus the assumption by Lionsgate of production financing loans. Upon consummation of the Transaction, the historical operations of the Company were transferred to the Purchaser, and Hasbro and the Purchaser entered into various commercial agreements designed to continue to serve their respective customers. The sale included employees, a content library of nearly 6,500 titles, active productions for non-Hasbro
owned IP and the eOne unscripted business, which includes rights for certain Hasbro-based shows.
The business does not include Hasbro’s Allspark operations, nor any active productions for Hasbro-owned IP such as Dungeons & Dragons. Consequently, these operations and assets are not included in the accompanying Combined Financial Statements of the Company.
The accompanying Combined Financial Statements reflect the pushdown of the initial Hasbro acquisition accounting for the assets and liabilities acquired in 2019 which were directly attributable to the Company, and which existed as of the Lionsgate acquisition.
Basis Of Presentation
The Combined Financial Statements represent the operations of the Company and have been prepared on a
“carve-out”
basis. The Combined Financial Statements have been derived from Hasbro’s Consolidated Financial Statements and accounting records, and reflect the Combined Statements of Operations, Statements of Comprehensive Earnings, Balance Sheets, Cash Flows and Parent Equity of the Company in accordance with accounting principles generally accepted in the United States (“GAAP”).
Hasbro provides certain corporate functions to the Company and costs associated with these provided services have been allocated to the Company. These allocations include treasury functions, tax services and employment legal functions. The costs of such services have been allocated to the Company based on an allocation metric which best represents the Company’s portion of corporate expenses incurred, primarily using the relative percentage of operating income. Management believes such allocations to be reasonable; however, they may not be indicative of the actual expenses that would have been incurred had the Company been operating as an independent company for the period presented. The cost allocations for these items are included in in “General and administration” in the Combined Statement of Operations. The total amounts of these cost allocations were approximately $1,008 thousand and $261 thousand for the years ended December 25, 2022 and December 26, 2021, respectively. See Note 18.

Hasbro maintains a number of share-based compensation programs at a corporate level. The Company’s employees participate in those programs, and as such, the Company was charged a portion of the expenses associated with these programs. The Company was directly attributed share-based compensation expenses of $4,506 thousand and $3,735 thousand for the years ended December 25, 2022 and December 26, 2021, respectively. The charges are included in “General and administration” in the Combined Statements of Operations.
Substantially all employees attributable to the Company are covered by defined contribution plans held by the Company, rather than Hasbro. These related expenses are all directly attributable to the Company and resulting liabilities are in Accrued liabilities in the Combined Balance Sheets.
“Net Parent Investment” represents Hasbro’s interest in the net assets of the Company. The net parent investment balance represents the cumulative net investment by Hasbro in the Company through the periods presented, including any prior net earnings (loss) or comprehensive earnings (loss) attributed to the Company. Certain transactions between the Company, including allocated expenses, are also included in and reflected as a change in the Company’s net parent investment in the Combined Balance Sheets.
The Company frequently engages in various activities with Hasbro, resulting in accounts receivable and accounts payable positions. These balances do not settle in cash and have been eliminated through Net Parent Investment for the periods presented. Additionally, intercompany transactions within the Film & Television business have been eliminated for the periods presented.
The Combined Financial Statements may not be indicative of future performance and do not necessarily reflect the Combined Statements of Operations, Balance Sheets, and Statement of Cash Flows had the Company operated as an independent business from Hasbro during the periods presented.